Investments in Real Estate, net (Tables)	9 Months Ended
Sep. 30, 2021
Real Estate [Abstract]
Schedule of Investments in Real Estate	Our investments in real estate are stated at cost and are generally depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Description	Depreciable Life
Building	30 - 40 years
Building and land improvements	1 - 10 years
Furniture, fixtures and equipment	1 - 7 years
Lease intangibles and leasehold improvements	Over lease term
Investments in real estate, net consist of:

$ in thousands	September 30, 2021	December 31, 2020
Building and improvements	$229,793	$44,317
Land and land improvements	45,350	16,483
Furniture, fixtures and equipment	3,294	—

Total	278,437	60,800
Accumulated depreciation	(2,241)	(27)

Investments in real estate, net	$276,196	$60,773

Asset Acquisition
The following table details the properties acquired during the nine months ended September 30, 2021:

$ in thousands
Property Name	Ownership Interest	Number of Properties	Segment	Acquisition Date	Purchase Price (1)
Cortona Apartments	100%	1	Multifamily	January 2021	$71,083
Meridian Business 940	95%	1	Industrial	September 2021	29,615
Bixby Kennesaw	98%	1	Student housing	September 2021	78,663
Salem Self Storage	100%	3	Self-storage	September 2021	47,872
South Loop Storage	100%	1	Self-storage	September 2021	11,141

		7			$238,374

(1)	Purchase price is inclusive of acquisition-related costs.
The following table summarizes the allocation of the total cost for the properties acquired during the nine months ended September 30, 2021:

$ in thousands	Amount
Building and building improvements	$182,488
Land and land improvements	28,866
Lease intangibles (1)	14,996
Capitalized tax abatement (2)	7,427
Furniture, fixtures and equipment	3,276
Above-market lease intangibles	1,321

Total purchase price (3)	$238,374

(1)	Lease intangibles consist of in-place leases and leasing commissions.
(2)
We obtained a tax abatement in conjunction with our purchase of the Cortona Apartments with an expiration date of December 31, 2038 and are amortizing the tax abatement over the remaining useful life of the tax abatement.

(3)	Includes acquisition-related costs.
The weighted-average amortization periods for intangible assets acquired in connection with our acquisitions during the nine months ended September 30, 2021 were as follows:

	In-place lease intangibles	Leasing commissions	Above-market lease intangibles
Weighted-average amortization periods (in years)	2.95	13.88	14.03